CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) shares
Rights of use lease assets	¥ 7,925,930	$ 1,227,332	¥ 2,549,914
Operating lease liabilities - current (including 450,728 and 352,775 ($54,627) from a related party as of June 30, 2020 and June 30, 2021, respectively)	2,226,832	344,825	1,328,976
Operating lease liabilities - non-current	¥ 4,792,101	$ 742,058	¥ 1,210,088
Class A ordinary shares
Common shares, par value (in dollars per share) | $ / shares		$ 0.0925
Common shares, shares authorized	150,000,000	150,000,000	150,000,000
Common shares, shares issued	26,868,391	26,868,391	7,202,832
Common shares, shares outstanding	26,868,391	26,868,391	7,202,832
Class B ordinary shares
Common shares, par value (in dollars per share) | $ / shares		$ 0.0925
Common shares, shares authorized	20,000,000	20,000,000	20,000,000
Common shares, shares issued	0	0	0
Common shares, shares outstanding	0	0	0
Related Party
Rights of use lease assets	¥ 352,775	$ 54,627	¥ 803,503
Operating lease liabilities - current (including 450,728 and 352,775 ($54,627) from a related party as of June 30, 2020 and June 30, 2021, respectively)	352,775	$ 54,627	450,728
Operating lease liabilities - non-current | ¥	¥ 0		¥ 352,775